Subordinated Debentures/Notes (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 23, 2009 purchaser	Apr. 20, 2012 purchaser
Subordinated notes	$ 45,000,000	$ 80,250,000
Number of purchasers			38
Trust I
Preferred securities issued	15,000,000
Junior subordinated notes
Junior subordinated debt purchased by Trust I	15,500,000
Trust preferred securities
Variable rate basis	three-month LIBOR plus 148 basis points
Basis spread on variable rate (percent)	1.48%
Subordinated note
Subordinated notes principal amount	35,250,000
Portion of principal amount purchased by related parties	14,050,000
Interest rate	10.00%
Subordinated debt | 7% Subordinated notes due April 20, 2022
Subordinated borrowing, number of purchasers				56
Aggregate principal amount				$ 30,000,000
Interest rate	7.00%
Purchase price as a percentage of principal amount				100.00%
Repurchase amount as a percentage of principal				100.00%